                                                                                                                                                                P.O. Box 2600

                                                                                                                                                                Valley Forge, PA 19482-2600

                                                                                                                                                                www.vanguard.com

January 29, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:   Vanguard STAR Funds (the “Trust”)

         File No. 2-88373

  Total International Stock Index Fund

Commissioners:

Enclosed is the 83rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) (1) under the Securities Act of 1933. The purposes of this Amendment are to:  (1) add Institutional Select Shares of Vanguard Total International Stock Index Fund, a series of the Trust, and (2) affect a number of non-material editorial changes.

Pursuant to Rule 485(a) (1) under the Securities Act of 1933, we request that this Amendment be declared effective on March 29, 2016.  Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-8439 with any questions or comments concerning the enclosed Amendment.

Sincerely,

Christyn L. Rossman

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esquire

U.S. Securities & Exchange Commission